Submission	Jun. 23, 2025
Submission [Line Items]
Central Index Key	0001655050
Registrant Name	Bain Capital Specialty Finance, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES